INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	Year Ended December 31,
	2017	2016
(Loss) earnings before tax	($75,301)	$25,491
Combined statutory tax rate	26.00%	26.00%
Income tax (recovery) expense computed at statutory tax rate	(19,578)	6,628
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(6,476)	(257)
Impact of foreign exchange on deferred income tax assets and liabilities	(3,153)	(7,786)
Change in unrecognized deferred income tax asset (1)	15,549	(4,279)
7.5% mining royalty in Mexico	(2,133)	3,174
Other non-deductible expenses	4,259	2,607
Impact of inflationary adjustments	(1,085)	1,338
Change in tax provision estimates	(3,504)	601
Forfeited loss carryforwards due to deconsolidation tax liability credit (1)	—	16,949
Other	(5,908)	(2,085)
Income tax (recovery) expense	($22,029)	$16,890

Statements of (Loss) Earnings Presentation
Current income tax expense	$7,177	$8,346
Deferred income tax (recovery) expense	(29,206)	8,544
Income tax (recovery) expense	($22,029)	$16,890
Effective tax rate	29%	66%

Disclosure of deferred taxes [Table Text Block]

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2015	$113,882	$8,088	($27,560)	$403	$94,813
(Expense) benefit to income statement	(23,292)	2,104	7,181	414	(13,593)
At December 31, 2016	$90,590	$10,192	($20,379)	$817	$81,220
Expense to income statement	(4,038)	(77)	(8,657)	(2)	(12,774)
At December 31, 2017	$86,552	$10,115	($29,036)	$815	$68,446
Deferred tax liabilities		Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2015		$121,615	$30,193	$28,766	$180,574
Expense (benefit) to income statement		10,057	(16,407)	(1,353)	(7,703)
Reclassed to current income taxes payable		—	(1,619)	—	(1,619)
At December 31, 2016		$131,672	$12,167	$27,413	$171,252
(Benefit) expense to income statement		(35,976)	47	(4,529)	(40,458)
Reclassed to current income taxes payable		—	(2,670)	—	(2,670)
At December 31, 2017		$95,696	$9,544	$22,884	$128,124

Statements of Financial Position Presentation
Deferred tax assets					$48,146
Deferred tax liabilities					138,178
At December 31, 2016					$90,032
Deferred tax assets					$43,716
Deferred tax liabilities					103,394
At December 31, 2017					$59,678

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]

Year of expiry	Canadian non-capital losses	Swiss non-capital losses	Mexican non-capital losses	December 31, 2017	December 31, 2016
2017	$—	$—	$—	$—	$6,055
2018	—	—	11,317	11,317	10,198
2019	—	—	1,679	1,679	1,569
2020	—	—	269	269	246
2021	—	9,600	4,149	13,749	17,359
2022	—	—	3,539	3,539	5,526
2023	—	—	1,680	1,680	8,572
2024	—	—	34,489	34,489	58,575
2025	—	—	100,394	100,394	93,938
2026	—	—	95,316	95,316	82,794
2027 and after	10,819	—	19,498	30,317	4,519
Total	$10,819	$9,600	$272,330	$292,749	$289,351
Unrecognized losses	$—	$—	$92,123	$92,123	$51,570